Shareholders' equity	12 Months Ended
Mar. 31, 2014
Shareholders' equity
Shareholders' equity

11. Shareholders' equity

        On July 21, 2012, the Group declared a dividend in the amount of $26,955 ($25.40 per share) for the year ended March 31, 2012. Portion of the dividend in the amount of $4,915 was offset against the loan receivable from IBS Group, another portion of the dividend in the amount of $21,915 was paid to the shareholders during the year ended March 31, 2013.

        On June 15, 2012, the Group issued 12,251 new shares pursuant to the Share-Based Compensation plan, including 3,025 restricted shares. As a result the total number of issued and outstanding shares became 1,064,228.

        On March 20, 2013, the Group issued 1,021 new shares, that are subject to certain restrictions on transfer and other terms and conditions, pursuant to the purchase agreement of FOSS (see Note 3). As a result the total number of issued and outstanding shares became 1,065,249.

        On March 31, 2013, the Group issued 27,361 new shares pursuant to the Share-Based Compensation plan. As a result the total number of issued and outstanding shares became 1,092,610.

        On April 30, 2013, the Group declared a dividend in the amount of $30,480. The dividend payable to IBS Group and other shareholders amounted to $25,200 and $5,280. A portion of the dividend in the amount of $25,200 was paid to IBS Group and a dividend in the amount of $5,387 was paid to other shareholders during the period ended March 31, 2014. The outstanding amount of $18 payable to other shareholders as of March 31, 2014, is to be paid till June 30, 2014.

        On June 7, 2013, the Company executed a 1-to-28 share split so that the number of shares changed from 1,300,000 authorized, and 1,092,610 issued and outstanding shares with no par value to 80,000,000 authorized and 30,593,080 issued and outstanding shares with no par value.

        The above share split was accounted for retroactively for all shares and per share amounts.

        On June 7, 2013, the shareholders of the Company approved to redesignate the Company's ordinary shares into two new classes of shares, comprised of 3,120,675 Class A Ordinary Shares and 27,472,405 Class B Ordinary Shares (the "Reclassification"). The above reclassification became effective on July 1, 2013 upon the Company's IPO.

        On July 1, 2013, the Group completed its initial public offering of 2,046,035 Class A ordinary shares at $17.00 per Class A ordinary share. Group's Class A ordinary shares are listed on the New York Stock Exchange under the symbol "LXFT". The net proceeds to the Group from the offering, after deducting the underwriting discount and commissions and the offering expenses, were $31,036.

        On November 27, 2013, one of the minority shareholders sold 2,800,000 Class A ordinary shares at $34.00 per Class A ordinary share. Luxoft did not receive any proceeds from this offering.